Supplemental Balance Sheet Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other current assets
Prepaid expenses and other	$ 555	$ 676
Deferred income taxes	472	385
Derivative assets-current	49	107
Product and other insurance receivables	125	109
Total other current assets	1,201	1,277
Investments
Equity method	105	98
Cost method	47	47
Other investments	11	10
Total investments	163	155
Other assets
Deferred income taxes	578	1,018
Product and other insurance receivables	139	151
Cash surrender value of life insurance policies	230	223
Other	270	264
Total other assets	1,217	1,656
Other current liabilities
Accrued trade payables	516	516
Deferred income	471	389
Derivative liabilities	106	49
Restructuring actions	31	6
Employee benefits and withholdings	178	160
Product and other claims	147	159
Property and other taxes	87	94
Pension and postretirement benefits	55	53
Deferred income taxes	45	23
Other	645	636
Total other current liabilities	2,281	2,085
Other liabilities
Long term income taxes payable	454	595
Employee benefits	332	351
Product and other claims	314	329
Long-term obligations under capital leases	71	79
Deferred income	29	19
Deferred income taxes	167	251
Other	267	233
Total other liabilities	1,634	1,857
Drafts payable
Drafts payable on demand included in Accounts payable	$ 74	$ 82